PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Property And Equipment Tables
Fixed assets
	December 31, 2014	December 31, 2015
Equipment	$89,410	$92,701
Furniture & Fixtures	28,946	28,946
Less: Accumulated Depreciation	(96,726)	(115,318)
Net Fixed Assets	$21,630	$7,754